LEASES - Recognition of amounts in the consolidated statements of income (loss) with respect to leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
LEASES
Amortization of right-of-use assets	$ 14,554	$ 12,984
Interest expense on lease obligations	1,997	1,909
Variable lease payments not included in the measurement of lease liabilities	117,317	106,909
Expenses relating to short-term leases	4,926	3,595
Expenses relating to leases of low value assets, excluding short-term leases of low value assets	$ 792	$ 1,071